Concentration of credit risks (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor
	Revenue concentration (% of total net sales)			Receivables concentration (% of total accounts receivable)
	12 months ended December 31,			As at December 31,
	2023	2022	2021	2023	2022
Multinational electronics contract manufacturing company	15%	16%	13%	15%	34%
Multinational telecommunication & hardware manufacturing company	4%	5%	5%	12%	7%
International digital security company	12%	10%	0%	0%	6%
International software services provider	8%	6%	5%	14%	4%
International computer and hardware manufacturer	5%	3%	2%	12%	2%
International equipment and software manufacturer	6%	6%	10%	19%	12%